Consolidated statement of comprehensive (loss)/ income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss attributable to owners of the parent	€ (34)	€ (581)	€ (186)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Change in net unrealized gain or loss on short term investments	(8)	4	5
Change in net unrealized gain or loss on cash flow hedging instruments	(1)	1	(3)
Change in foreign currency translation adjustment	71	(43)	4
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
(Losses)/gains in the fair value of long term investments	(981)	615	(117)
Other comprehensive (loss)/income for the year (net of tax)	(919)	577	(111)
Total comprehensive loss for the year attributable to owners of the parent	€ (953)	€ (4)	€ (297)